K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600
T 202.778.9000 www.klgates.com

February 7, 2013

Mark C. Amorosi
D 202.778.9351
F 202.778.9100
mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 96 to the Registration

Statement on Form N-1A (File Nos. 333-17217; 811-07953)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 96 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Prospectuses for EQ/Emerging Markets Equity PLUS Portfolio, EQ/Natural Resources PLUS Portfolio, EQ/Real Estate PLUS Portfolio, EQ/PIMCO Real Return Portfolio, All Asset Moderate Growth-Alt 15 Portfolio, All Asset Aggressive-Alt 25 Portfolio, AXA Aggressive Strategy Portfolio, and EQ/High Yield Bond Portfolio included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 91 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission (the “SEC”) on April 25, 2012. All other Prospectuses and the Statement of Additional Information included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 92 to the Trust’s Registration Statement, which was filed with the SEC on April 25, 2012. The Part C included in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 94 to the Trust’s Registration Statement, which was filed with the SEC on May 11, 2012. The Post-Effective Amendment is being filed to update the Trust’s Registration Statement, to include information regarding strategy changes for certain Portfolios as well as sub-adviser changes for certain Portfolios, to include new exhibits and other information not previously filed and to make other minor clarifying, updating and stylistic changes.

U.S. Securities and Exchange Commission

February 7, 2013

The Post-Effective Amendment is scheduled to become effective on April 26, 2013. We would appreciate receiving any comments by March 22, 2013. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.

K&L Gates LLP